Interim Condensed Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Profit (loss) [abstract]
Revenue from collaboration and licensing agreements	€ 8,304	€ 29,841
Government financing for research expenditures	6,368	6,904
Lumoxiti Sales	1,015	0
Revenue and other income	15,686	36,745
Research and development expenses	(21,794)	(31,499)
Selling, general and administrative expenses	(19,321)	(14,490)
Operating expenses	(41,115)	(45,989)
Net income / (loss) distribution agreements	0	896
Operating income (loss)	(25,428)	(8,348)
Financial income	3,490	2,446
Financial expenses	(1,781)	(4,431)
Net financial income (loss)	1,709	(1,986)
Net income (loss) before tax	(23,719)	(10,334)
Income tax expense	0	0
Net income (loss)	€ (23,719)	€ (10,334)
Net income (loss) per share :
Weighted average number of shares (in shares)	78,997,954	78,892,031
Basic income (loss) per share (in EUR per share)	€ (0.30)	€ (0.13)
Diluted income (loss) per share (in EUR per share)	€ (0.30)	€ (0.13)